Stock Based Compensation - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2016
Equity Incentive Plan [Line Items]
Options to purchase shares of common Stock	2,919,493		2,919,493		2,414,303
Exercise price	$ 5.25		$ 5.25		$ 2.17
Expected dividend yield			0.00%
Weighted average grant date fair value	$ 14.31	$ 1.25	$ 18.37	$ 1.25	$ 9.64	$ 7.69
Unrecognized compensation	$ 33,610,165		$ 33,610,165		$ 2,193,874
Weighted-average period			1 year 10 months 20 days		2 years 1 month 2 days
Stock-based compensation expense allocated	4,283,330	$ 93,466	$ 4,655,028	$ 182,269
Substitute Options
Equity Incentive Plan [Line Items]
Share-based Payment Arrangement, Plan Modification, Incremental Cost			25,877,473
General and Administrative Expense [Member]
Equity Incentive Plan [Line Items]
Stock-based compensation expense allocated	4,094,549	50,881	4,438,583	117,469	$ 332,065	$ 321,087
Research and Development Expense [Member]
Equity Incentive Plan [Line Items]
Stock-based compensation expense allocated	$ 188,781	$ 42,585	$ 216,445	$ 64,800	$ 398,340	$ 112,823
2016 Omnibus Inventive Plan [Member]
Equity Incentive Plan [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized	3,472,000		3,472,000		700,000			500,000
Options to purchase shares of common Stock	2,895,423		2,895,423				2,426,703
Exercise price	$ 1.50		$ 1.50				$ 14.58
Share-based compensation arrangement by share-based payment award, number of additional shares authorized					200,000